Offerings	Oct. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	A fee of $14,647.47 was paid in connection with the filing of the Schedule TO-I (File No. 005-93859) by TPG Twin Brook Capital Income Fund (the "Fund") on September 26, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 95,672,562.00
Amount of Registration Fee	$ 14,647.47
Offering Note	The Transaction Value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the "Shares") of the Fund, based upon the net asset value per share as of July 31, 2025, of $25.29. This amount is based upon the offer to purchase up to 3,782,735 Shares, par value $0.001 per share, of the Fund. The Fee Rate is calculated at $153.10 per $1,000,000.00 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No.1 for fiscal year 2025.